8. Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Notes
8. Commitments and Contingencies

8.   COMMITMENTS AND CONTINGENCIES

During 2009 and 2010 the Company engaged in permitted open pit mining operations on Little Squaw Creek.  The Small Mines permit on Little Squaw Creek restricted ground disturbance to a total maximum of ten acres and required a specified reclamation plan for the disturbed area to be completed prior to additional acreage being disturbed. Reclamation bonding is mandatory for mines involving ground disturbances of more than five acres. The Company’s mining operations, including all associated infrastructures, have to-date disturbed approximately forty-six acres.  The Company participates in the State Wide Bonding Pool for small miners, and has posted bonds for twenty acres of disturbance.  Consequently, the Company is currently not in compliance with its Small Mines permit for Little Squaw Creek.  The joint venture partner NyacAU, LLC, obtained the General Permit and will perform  remediation activities during the third quarter of 2012 to satisfy the Company’s compliance requirements.